Expense Example, No Redemption (Vanguard Long-Term Government Bond Index Fund Retail)	Vanguard Long-Term Government Bond Index Fund Vanguard Long-Term Government Bond Index Fund - Admiral Shares 9/1/2013 - 8/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154